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                                        File Nos. 33-79170, 811-8524
                                        Filed under Rule 497(c)

EQUITABLE LIFE INSURANCE COMPANY OF IOWA


                    PROSPECTUS SUPPLEMENT
                        JULY 21, 1999

                           to the
             EQUI-SELECT/R/ Variable Annuity Prospectus

                     Dated May 1, 1999

     The adviser of the Warburg Pincus Trust - International Equity Portfolio is now Credit Suisse Asset Management, LLC. The principal place of business of the Warburg Pincus Trust is 153 East 53rd
Street, New York, NY 10022.

This supplement should be retained with your Equitable Life Insurance Company of Iowa Prospectus.






5344 Supp2                                             7/99


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